Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets	6 Months Ended
Sep. 30, 2023
Customers acquisition [Member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Trademark/Copy rights [Member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Computer Software [Member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Commercial Rights [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Commercial Rights [Member] | Top of range [member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	10 years